Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
	2013	2012	2011
Weighted-average common shares outstanding	2,206,392	2,101,490	1,872,582

Average treasury stock shares	(189,530)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,016,862	1,911,960	1,683,052

Additional common stock equivalents used to calculate diluted earnings per share	7,178	4,972	-

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,024,040	1,916,932	1,683,052